PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Notes to Financial Statements
NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at:

	January 31, 2017	April 30, 2016

Computer software and hardware	$25,023	$25,023
Less accumulated depreciation and amortization	(25,023)	(24,637)

	$-	$386

Depreciation and amortization expense totaled $0 and $363 for the three months ended January 31, 2017 and 2016, respectively, and $386 and $1,624 for the nine months ended January 31, 2017 and 2016, respectively.

Property and equipment consisted of the following at April 30:

	2016	2015

Computer software and hardware	$25,023	$25,023
Less accumulated depreciation and amortization	(24,637)	(22,690)

	$386	$2,333

Depreciation and amortization expense totaled $1,947 and $5,005 for the years ended April 30, 2016 and 2015, respectively.